CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Changes in assets/liabilities components (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net increase in assets
Trade receivables	$ (26,143)	$ (25,039)	$ (39,105)
Other receivables	(20,699)	(10,355)	(11,701)
Inventories	(5,017)	(762)	(3,785)
Total	(51,859)	(36,156)	(54,591)
Net increase (decrease) in liabilities
Trade payables	39,055	12,934	17,311
Salaries and social security payables	16,383	19,483	12,749
Other taxes payables	(5,480)	(5,174)	6,753
Other liabilities and provisions	(9,296)	(8,853)	(7,346)
Total	$ 40,662	$ 18,390	$ 29,467